Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Beginning balance	€ 39,440	€ 43,731
Impairment losses	(837)	(1,261)	€ (2,804)
Ending balance	18,430	39,440	43,731
Land
Property, plant and equipment
Beginning balance	3,238	4,748
Ending balance	521	3,238	4,748
Buildings
Property, plant and equipment
Beginning balance	7,336	8,169
Ending balance	527	7,336	8,169
Machinery and equipment
Property, plant and equipment
Beginning balance	2,438	2,524
Ending balance	1,119	2,438	2,524
Leasehold improvements
Property, plant and equipment
Beginning balance	23,378	22,393
Ending balance	14,859	23,378	22,393
Office equipment
Property, plant and equipment
Beginning balance	2,693	2,889
Ending balance	1,245	2,693	2,889
Tangible fixed assets in progress
Property, plant and equipment
Beginning balance	250	2,896
Ending balance	134	250	2,896
Other
Property, plant and equipment
Beginning balance	107	112
Ending balance	25	107	112
Transfer in held for sale
Property, plant and equipment
Beginning balance	236,437	252,509
Additions	1,922	9,531
Disposals	(12,829)	(30,884)
Transfer to held for sale	(41,967)
Net foreign exchange differences	(9,850)	5,281
Ending balance	173,713	236,437	252,509
Transfer in held for sale | Land
Property, plant and equipment
Beginning balance	3,238	4,748
Disposals		(1,544)
Transfer to held for sale	(2,717)
Net foreign exchange differences		34
Ending balance	521	3,238	4,748
Transfer in held for sale | Buildings
Property, plant and equipment
Beginning balance	29,051	33,582
Additions	104	785
Disposals	(309)	(6,095)
Transfer to held for sale	(24,945)
Net foreign exchange differences	(1,298)	779
Ending balance	2,603	29,051	33,582
Transfer in held for sale | Machinery and equipment
Property, plant and equipment
Beginning balance	58,580	63,040
Additions	224	424
Disposals	(1,944)	(6,482)
Transfer to held for sale	(11,006)
Transfer from tangible fixed assets in progress	236	449
Net foreign exchange differences	(1,955)	1,149
Ending balance	44,135	58,580	63,040
Transfer in held for sale | Leasehold improvements
Property, plant and equipment
Beginning balance	100,360	100,096
Additions	396	2,628
Disposals	(8,531)	(11,529)
Transfer to held for sale	(186)
Transfer from tangible fixed assets in progress	735	6,650
Net foreign exchange differences	(4,997)	2,515
Ending balance	87,777	100,360	100,096
Transfer in held for sale | Office equipment
Property, plant and equipment
Beginning balance	42,415	45,613
Additions	188	729
Disposals	(1,699)	(5,156)
Transfer to held for sale	(1,581)
Transfer from tangible fixed assets in progress	65	468
Net foreign exchange differences	(1,558)	761
Ending balance	37,830	42,415	45,613
Transfer in held for sale | Tangible fixed assets in progress
Property, plant and equipment
Beginning balance	250	2,896
Additions	947	4,910
Transfer to held for sale	(25)
Transfer from tangible fixed assets in progress	(1,036)	(7,567)
Net foreign exchange differences	(2)	11
Ending balance	134	250	2,896
Transfer in held for sale | Other
Property, plant and equipment
Beginning balance	2,543	2,534
Additions	63	55
Disposals	(346)	(78)
Transfer to held for sale	(1,507)
Net foreign exchange differences	(40)	32
Ending balance	713	2,543	2,534
Depreciation and impairment
Property, plant and equipment
Beginning balance	(196,997)	(208,778)
Disposals	11,750	27,039
Transfer to held for sale	32,859
Net foreign exchange differences	7,784	(4,085)
Depreciation	(9,842)	(9,912)
Impairment losses	(837)	(1,261)
Ending balance	(155,283)	(196,997)	(208,778)
Depreciation and impairment | Buildings
Property, plant and equipment
Beginning balance	(21,715)	(25,413)
Disposals	309	6,052
Transfer to held for sale	19,644
Net foreign exchange differences	1,051	(643)
Depreciation	(1,365)	(1,211)
Impairment losses		(500)
Ending balance	(2,076)	(21,715)	(25,413)
Depreciation and impairment | Machinery and equipment
Property, plant and equipment
Beginning balance	(56,142)	(60,516)
Disposals	1,927	6,460
Transfer to held for sale	10,218
Net foreign exchange differences	1,848	(1,093)
Depreciation	(866)	(993)
Impairment losses	(1)
Ending balance	(43,016)	(56,142)	(60,516)
Depreciation and impairment | Leasehold improvements
Property, plant and equipment
Beginning balance	(76,982)	(77,703)
Disposals	7,637	9,345
Transfer to held for sale	119
Net foreign exchange differences	3,466	(1,779)
Depreciation	(6,583)	(6,484)
Impairment losses	(575)	(361)
Ending balance	(72,918)	(76,982)	(77,703)
Depreciation and impairment | Office equipment
Property, plant and equipment
Beginning balance	(39,722)	(42,724)
Disposals	1,534	5,106
Transfer to held for sale	1,467
Net foreign exchange differences	1,379	(539)
Depreciation	(982)	(1,165)
Impairment losses	(261)	(400)
Ending balance	(36,585)	(39,722)	(42,724)
Depreciation and impairment | Other
Property, plant and equipment
Beginning balance	(2,436)	(2,422)
Disposals	343	76
Transfer to held for sale	1,411
Net foreign exchange differences	40	(31)
Depreciation	(46)	(59)
Ending balance	€ (688)	€ (2,436)	€ (2,422)